Class Z-2 Prospectus | Alger Mid Cap Growth Institutional Fund
Alger Mid Cap Growth Institutional Fund
Investment Objective
Alger Mid Cap Growth Institutional Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Z-2 Prospectus Alger Mid Cap Growth Institutional Fund Alger Mid Cap Growth Institutional Fund Class Z-2 USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Z-2 Prospectus Alger Mid Cap Growth Institutional Fund Alger Mid Cap Growth Institutional Fund Class Z-2
Management Fees	0.76%
Distribution (12b-1) Fees	none
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver and/or Expense Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%
[1]	Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the total annual fund operating expenses of the Class Z-2 Shares of the Fund to 1.05% of the class's average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class Z-2 Prospectus | Alger Mid Cap Growth Institutional Fund | Alger Mid Cap Growth Institutional Fund Class Z-2 | USD ($)	107	353	619	1,378

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class Z-2 Prospectus | Alger Mid Cap Growth Institutional Fund | Alger Mid Cap Growth Institutional Fund Class Z-2 | USD ($)	107	353	619	1,378

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157.49% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $626.1 million to $36.7 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies owing to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology and healthcare sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The field of medical technology is subject to substantial governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology and healthcare companies' securities may fall or fail to rise. In addition, companies in the information technology and healthcare sectors can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences. Many of these companies also have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z-2 Shares as of December 31 (%)

Best Quarter: Q1 2017 10.64%	Worst Quarter: Q2 2017 4.99%

Average Annual Total Return as of December 31, 2017
Average Annual Returns - Class Z-2 Prospectus - Alger Mid Cap Growth Institutional Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger Mid Cap Growth Institutional Fund Class Z-2	29.85%	27.40%	Oct. 14, 2016
After Taxes on Distributions | Alger Mid Cap Growth Institutional Fund Class Z-2	29.85%	27.40%
After Taxes on Distributions and Sale of Fund Shares | Alger Mid Cap Growth Institutional Fund Class Z-2	16.89%	21.00%
Russell MidCap Growth Index (reflects no deductions for fees,expenses or taxes)	25.27%	24.02%	Oct. 14, 2016

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.